Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

March 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Funds”)

File No. 811-06136

Ladies and Gentlemen:

Attached for electronic filing on behalf of the Funds, pursuant to Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, is one copy, in electronic format, of the Funds’ annual report to shareholders on Form N-CSR for the fiscal year ended December 31, 2013. No fees are required in connection with this filing.

If you have any questions regarding the attached filing, please contact the undersigned at 703-907-5953.

Very truly yours,

/s/ Kelly Whetstone, Esq.
Kelly Whetstone, Esq.
Secretary, Homestead Funds, Inc.

Attachment

cc:	Danielle C. Sieverling

Chief Compliance Officer